Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Flexible Strategies Fund), Class A)	0 Months Ended
Jun. 15, 2012
(Oppenheimer Flexible Strategies Fund) | Class A
Bar Chart Table:
Annual Return 2002	(17.57%)
Annual Return 2003	21.91%
Annual Return 2004	9.50%
Annual Return 2005	1.84%
Annual Return 2006	11.24%
Annual Return 2007	12.25%
Annual Return 2008	(20.28%)
Annual Return 2009	16.22%
Annual Return 2010	7.87%
Annual Return 2011	(6.34%)